Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 837,999	$ 426,409	$ 356,128
Dividends declared	9,068	25,600	9,894
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	116,894	97,988
Accounts payable	36,327	71,115
Other payables, accruals and advance receipts	271,399	264,621
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	66,417	47,611	41,974
Purchases	5,733	7,936	10,660
Dividends declared	9,068	25,600	$ 9,894
Distribution service fee	369
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	7,824	11,139
Accounts payable	27	$ 2,922
Other payables, accruals and advance receipts	$ 309